Schedule of loss before tax (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		11 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Auditors’ remuneration		$ 2,000				$ 5,500
Incorporation expenses		$ 4,303	$ 4,303			$ 13,003
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Auditors’ remuneration	$ 2,000			$ 224,446	$ 491
Incorporation expenses	$ 4,441